WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 38.6%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.1%
AT&T Inc., Senior Notes	4.250%	3/1/27	$580,000	$661,189
AT&T Inc., Senior Notes	2.300%	6/1/27	790,000	824,541
AT&T Inc., Senior Notes	1.650%	2/1/28	40,000	40,001
AT&T Inc., Senior Notes	2.550%	12/1/33	50,000	50,295	(a)
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	870,000	1,063,942
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	800,062
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	559,000	605,496
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	320,000	317,772
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	430,000	435,860
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	319,280
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	930,000	1,064,094
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	140,000	151,522
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	530,000	544,383
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	565,641
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	410,636
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	954,000	922,139
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	840,000	868,350
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,800,000	1,747,781
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	30,000	34,334
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	110,000	129,352

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	1

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	$190,000	$247,829
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	160,000	186,110

Total Diversified Telecommunication Services				11,990,609

Entertainment - 0.0%††
Walt Disney Co., Senior Notes	3.000%	9/15/22	170,000	174,682

Interactive Media & Services - 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	100,000	99,182
Alphabet Inc., Senior Notes	0.800%	8/15/27	220,000	215,123
Alphabet Inc., Senior Notes	1.100%	8/15/30	240,000	228,081
Alphabet Inc., Senior Notes	2.050%	8/15/50	400,000	363,538
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	1,200,000	1,300,363	(a)

Total Interactive Media & Services				2,206,287

Media - 1.1%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,930,000	5,581,287
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	199,014
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	303,104
Comcast Corp., Senior Notes	3.100%	4/1/25	30,000	32,272
Comcast Corp., Senior Notes	3.950%	10/15/25	1,910,000	2,132,290
Comcast Corp., Senior Notes	3.150%	3/1/26	330,000	358,563
Comcast Corp., Senior Notes	3.300%	4/1/27	190,000	209,206
Comcast Corp., Senior Notes	4.150%	10/15/28	1,520,000	1,765,163
Comcast Corp., Senior Notes	3.400%	4/1/30	290,000	322,621
Comcast Corp., Senior Notes	3.250%	11/1/39	210,000	228,653
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	57,507
Comcast Corp., Senior Notes	3.450%	2/1/50	100,000	110,106
Comcast Corp., Senior Notes	2.800%	1/15/51	50,000	48,630
Comcast Corp., Senior Notes	2.937%	11/1/56	81,000	80,352	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	170,000	183,258
Fox Corp., Senior Notes	4.709%	1/25/29	210,000	247,417

Total Media				11,859,443

Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	490,000	529,494
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	90,000	99,742
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	90,000	91,745

See Notes to Schedule of Investments.

2	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	$1,120,000	$1,256,270
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	290,000	296,035
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	250,000	249,110
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	200,000	198,918
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	40,000	40,173

Total Wireless Telecommunication Services				2,761,487

TOTAL COMMUNICATION SERVICES				28,992,508

CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.4%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	80,000	80,050	(a)
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	208,750
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	880,000	891,839
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,286,030
Toyota Motor Corp., Senior Notes	1.339%	3/25/26	1,150,000	1,166,262

Total Automobiles				3,632,931

Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	310,000	322,212
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	41,340
McDonald’s Corp., Senior Notes	3.350%	4/1/23	800,000	835,432
McDonald’s Corp., Senior Notes	3.300%	7/1/25	320,000	347,100
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	81,501
McDonald’s Corp., Senior Notes	3.700%	1/30/26	130,000	143,926
McDonald’s Corp., Senior Notes	3.500%	3/1/27	560,000	619,685
McDonald’s Corp., Senior Notes	3.500%	7/1/27	160,000	177,729
McDonald’s Corp., Senior Notes	3.800%	4/1/28	650,000	735,875
McDonald’s Corp., Senior Notes	3.600%	7/1/30	240,000	271,314
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	67,536
McDonald’s Corp., Senior Notes	4.200%	4/1/50	510,000	626,987
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,320,000	1,395,570

Total Hotels, Restaurants & Leisure				5,666,207

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	198,000	209,102
Newell Brands Inc., Senior Notes	4.700%	4/1/26	10,000	11,187

Total Household Durables				220,289

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	1,040,000	1,045,082
Amazon.com Inc., Senior Notes	0.800%	6/3/25	240,000	240,692

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	3

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Internet & Direct Marketing Retail - (continued)
Amazon.com Inc., Senior Notes	1.200%	6/3/27	$350,000	$351,880
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	2,302,957
Amazon.com Inc., Senior Notes	1.500%	6/3/30	160,000	157,405
Amazon.com Inc., Senior Notes	2.100%	5/12/31	190,000	194,978
Amazon.com Inc., Senior Notes	2.500%	6/3/50	240,000	230,770
Amazon.com Inc., Senior Notes	4.250%	8/22/57	60,000	78,361

Total Internet & Direct Marketing Retail				4,602,125

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	50,000	51,967

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	2.500%	4/15/27	3,020,000	3,232,972
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	46,477
Home Depot Inc., Senior Notes	3.300%	4/15/40	210,000	232,973
Home Depot Inc., Senior Notes	3.900%	6/15/47	30,000	36,157
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	210,000	249,482
Target Corp., Senior Notes	2.250%	4/15/25	450,000	473,191

Total Specialty Retail				4,271,252

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	260,000	275,596
NIKE Inc., Senior Notes	2.750%	3/27/27	420,000	454,737
NIKE Inc., Senior Notes	2.850%	3/27/30	410,000	448,677
NIKE Inc., Senior Notes	3.250%	3/27/40	100,000	111,731
NIKE Inc., Senior Notes	3.375%	3/27/50	20,000	23,049

Total Textiles, Apparel & Luxury Goods				1,313,790

TOTAL CONSUMER DISCRETIONARY				19,758,561

CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	1,450,000	1,616,500
Coca-Cola Co., Senior Notes	3.375%	3/25/27	1,090,000	1,216,575
Coca-Cola Co., Senior Notes	1.450%	6/1/27	520,000	530,544
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	220,000	233,676
PepsiCo Inc., Senior Notes	0.750%	5/1/23	560,000	565,111
PepsiCo Inc., Senior Notes	2.250%	3/19/25	50,000	52,644
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	64,676
PepsiCo Inc., Senior Notes	1.625%	5/1/30	300,000	299,258
PepsiCo Inc., Senior Notes	3.625%	3/19/50	40,000	47,645
PepsiCo Inc., Senior Notes	3.875%	3/19/60	140,000	175,063

Total Beverages				4,801,692

See Notes to Schedule of Investments.

4	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	$830,000	$839,692
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	170,000	168,879
Walmart Inc., Senior Notes	3.400%	6/26/23	180,000	189,905
Walmart Inc., Senior Notes	3.550%	6/26/25	140,000	154,203
Walmart Inc., Senior Notes	3.050%	7/8/26	530,000	580,579
Walmart Inc., Senior Notes	3.700%	6/26/28	320,000	365,640

Total Food & Staples Retailing				2,298,898

Food Products - 0.5%
Danone SA, Senior Notes	2.077%	11/2/21	1,840,000	1,842,841	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	140,000	140,536
Mars Inc., Senior Notes	2.700%	4/1/25	360,000	382,235	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	1,160,000	1,283,825	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	300,000	305,931	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	900,000	916,967

Total Food Products				4,872,335

Household Products - 0.1%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	130,000	144,682
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	80,000	87,071
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	260,000	288,658

Total Household Products				520,411

Tobacco - 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	135,645
Altria Group Inc., Senior Notes	4.800%	2/14/29	269,000	313,155
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,620,000	2,562,242
Altria Group Inc., Senior Notes	6.200%	2/14/59	115,000	149,803
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,500,000	1,624,281
Cargill Inc., Senior Notes	1.375%	7/23/23	470,000	479,634	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	280,000	283,568
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	310,000	313,102

Total Tobacco				5,861,430

TOTAL CONSUMER STAPLES				18,354,766

ENERGY - 6.3%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	45,000	49,576

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	5

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 6.3%
Apache Corp., Senior Notes	3.250%	4/15/22	$485,000	$489,903
Apache Corp., Senior Notes	4.375%	10/15/28	1,030,000	1,112,812
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	193,998
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	510,000	539,084
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	459,337
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,990,000	2,162,601
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	1,079,680
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	320,000	361,750
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	80,000	86,773
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	500,000	544,296
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	377,125	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	470,000	482,178
Chevron Corp., Senior Notes	1.995%	5/11/27	260,000	269,888
Chevron Corp., Senior Notes	3.078%	5/11/50	60,000	63,424
Chevron USA Inc., Senior Notes	3.850%	1/15/28	620,000	704,697
Chevron USA Inc., Senior Notes	3.250%	10/15/29	490,000	544,939
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	180,000	194,644
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,830,000	2,022,219
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	570,000	648,542
ConocoPhillips, Senior Notes	3.750%	10/1/27	160,000	180,099	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	770,000	893,190	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,020,000	1,090,125
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,360,000	1,583,863
Devon Energy Corp., Senior Notes	5.250%	10/15/27	356,000	378,849	(a)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	128,000	139,879	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	90,000	112,702
Devon Energy Corp., Senior Notes	5.000%	6/15/45	90,000	106,674
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	1,990,000	2,092,451
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	360,000	385,911
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	350,000	377,305
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	160,000	166,727
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,694,370
Energy Transfer LP, Senior Notes	4.500%	4/15/24	20,000	21,729
Energy Transfer LP, Senior Notes	2.900%	5/15/25	400,000	420,019
Energy Transfer LP, Senior Notes	5.500%	6/1/27	320,000	378,003

See Notes to Schedule of Investments.

6	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	$70,000	$81,143
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,260,000	1,369,296
Energy Transfer LP, Senior Notes	5.400%	10/1/47	250,000	304,015
Energy Transfer LP, Senior Notes	6.250%	4/15/49	90,000	119,354
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	500,000	534,472
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	2,290,000	2,632,664
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	720,000	779,811
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	456,700
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	70,000	87,354
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	100,000	115,801
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	54,291
EOG Resources Inc., Senior Notes	4.150%	1/15/26	740,000	830,076
EOG Resources Inc., Senior Notes	4.375%	4/15/30	210,000	248,314
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	50,000	51,026
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,850,000	1,980,006
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,811,632
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	37,629
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,283,988	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	821,489	(a)
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	410,000	454,264
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	290,000	331,523
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	120,000	155,952
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	875,948
MPLX LP, Senior Notes	4.800%	2/15/29	1,120,000	1,312,215
MPLX LP, Senior Notes	5.200%	3/1/47	160,000	197,225
MPLX LP, Senior Notes	5.200%	12/1/47	250,000	307,044
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	120,000	135,323
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,730,000	1,931,113
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	936,163
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	502,050
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	728,633	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	7

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	$420,000	$445,725
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	530,534
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	432,900
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	2,134,401	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	522,650
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	773,680
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	897,776
Pioneer Natural Resources Co., Senior Notes	0.750%	1/15/24	700,000	695,242
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	300,000	297,341
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	370,000	357,386
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	400,000	392,234
Qatar Petroleum, Senior Notes	2.250%	7/12/31	1,400,000	1,413,730	(a)
Qatar Petroleum, Senior Notes	3.125%	7/12/41	900,000	928,485	(a)
Qatar Petroleum, Senior Notes	3.300%	7/12/51	900,000	931,545	(a)
Shell International Finance BV, Senior Notes	2.375%	4/6/25	520,000	546,089
Shell International Finance BV, Senior Notes	3.250%	5/11/25	2,550,000	2,763,677
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	432,209
Shell International Finance BV, Senior Notes	2.750%	4/6/30	230,000	246,148
Shell International Finance BV, Senior Notes	3.250%	4/6/50	490,000	530,737
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,767,794	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	670,000	698,166	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,490,000	1,875,828
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	230,000	241,976
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	120,000	134,677
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.229%	1/13/23	130,000	129,701	(b)

See Notes to Schedule of Investments.

8	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	$200,000	$200,000
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	920,000	1,022,830
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	230,000	281,080
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	350,000	437,720

Total Oil, Gas & Consumable Fuels				66,888,561

TOTAL ENERGY				66,938,137

FINANCIALS - 15.5%
Banks - 11.7%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	310,000	347,214	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	1,038,248
Banco Santander SA, Senior Notes	2.746%	5/28/25	1,400,000	1,476,465
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.239%	4/12/23	800,000	810,287	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	624,991
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	996,050
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,696,829
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	506,788
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	110,000	110,394	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	550,000	569,694	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	588,679	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,728,083	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	660,000	704,757	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,261,427	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	1,500,000	1,693,788	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	4,210,000	4,786,260	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	9

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	$240,000	$290,347	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	778,508
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	349,895
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,190,000	2,488,574
Bank of Montreal, Senior Notes	1.850%	5/1/25	920,000	951,332
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	480,000	485,797
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	370,000	373,417
Barclays PLC, Senior Notes	3.684%	1/10/23	260,000	263,065
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,175,976	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	278,990	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	865,404	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	600,000	617,802	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	2,010,000	2,188,707	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	370,000	447,264	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	400,023	(a)(b)
BPCE SA, Senior Notes	3.000%	5/22/22	2,570,000	2,620,783	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	480,000	484,694
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,963,610
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	58,714
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	109,608
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	530,000	540,880	(b)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	780,000	805,883	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	370,000	395,823	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,840,000	2,091,360	(b)

See Notes to Schedule of Investments.

10	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	$1,620,000	$1,838,508	(b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	660,000	774,036	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	745,684
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	1,011,505
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	204,413
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,370,000	5,008,040
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	316,950
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	157,868
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,720,000	1,872,404
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,980,000	3,332,854
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	409,521	(a)(b)
Credit Suisse AG, Senior Notes	1.000%	5/5/23	2,850,000	2,880,285
Danske Bank A/S, Senior Notes	5.000%	1/12/22	530,000	538,419	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	212,271	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,400,000	1,544,085	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	200,000	202,148	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	300,000	300,363	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	210,000	223,350	(a)(b)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	1,140,000	1,172,507	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	840,000	877,197	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	780,237	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	463,884
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,030,590	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,030,000	1,053,688	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	390,000	404,665	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,715,826	(a)
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,305,985
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	1,410,000	1,435,461	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	11

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	$860,000	$888,403	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	700,000	724,759	(b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	1,180,000	1,340,080	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,250,000	1,343,095	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	2,250,000	2,630,107	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,949,303
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	2,040,000	2,202,950
Lloyds Banking Group PLC, Senior Notes (1.326% to 6/15/22 then 1 year Treasury Constant Maturity Rate + 1.100%)	1.326%	6/15/23	2,350,000	2,366,990	(b)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	771,597
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,470,000	3,707,844
Natwest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	590,000	639,723	(b)
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	213,630	(b)
Nordea Bank ABP, Senior Notes	1.000%	6/9/23	860,000	870,889	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	2,420,000	2,588,212
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	790,000	807,273
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	460,000	463,286
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	596,664
Swedbank AB, Senior Notes	1.300%	6/2/23	610,000	619,797	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	910,000	917,126
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	460,000	464,424
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,880,000	1,920,015	(a)
US Bancorp, Senior Notes	3.375%	2/5/24	5,000,000	5,335,260

See Notes to Schedule of Investments.

12	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
US Bancorp, Senior Notes	1.450%	5/12/25	$1,060,000	$1,084,790
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	7,640,000	8,190,071
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	778,772
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	576,193
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	880,000	914,301	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	330,000	391,302	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	1,080,000	1,506,953	(b)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,690,000	1,763,727
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	449,738
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,100,000	2,408,829
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	116,963

Total Banks				125,322,220

Capital Markets - 2.3%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	270,000	277,656
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	663,021
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,764,303
Credit Suisse AG, Senior Notes	2.950%	4/9/25	530,000	566,258
Daiwa Securities Group Inc., Senior Notes	3.129%	4/19/22	220,000	223,855	(a)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	10/1/21	71,000	71,076	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	1,982,473
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	410,000	425,958
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	1,000,000	1,071,023
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,602,936
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	302,886
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	570,000	617,431
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,470,437
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	160,000	176,997
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	750,000	840,802	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,545,570
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/1/21	6,200,000	0	*(c)(d)(e)(f)(g)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	13

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.900%	8/19/65	$360,000	$0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	30,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,560,000	1,621,765	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,000,000	1,047,649	(b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	1,390,000	1,553,832	(b)
UBS AG, Senior Notes	1.750%	4/21/22	880,000	887,841	(a)
UBS Group AG, Senior Notes	3.491%	5/23/23	3,060,000	3,128,796	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	323,078	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	690,000	784,495	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	200,000	204,635	(a)(b)

Total Capital Markets				25,154,773

Consumer Finance - 0.3%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,545,602
American Express Co., Senior Notes	2.500%	7/30/24	420,000	442,400
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	940,000	1,003,264	(a)(b)

Total Consumer Finance				2,991,266

Diversified Financial Services - 0.7%
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	2,300,000	2,515,956
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	2,880,000	3,027,884
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	420,000	426,214	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	600,000	612,852	(a)
Vanguard Group Inc.	3.050%	8/22/50	660,000	648,384	(e)(f)

Total Diversified Financial Services				7,231,290

Insurance - 0.5%
American International Group Inc., Senior Notes	2.500%	6/30/25	280,000	294,539
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	110,022

See Notes to Schedule of Investments.

14	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	$180,000	$181,557	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	1,400,000	1,414,283	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	549,900	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	970,000	980,002	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	340,000	341,029	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	1,149,148	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	161,238	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	49,233	(a)

Total Insurance				5,230,951

TOTAL FINANCIALS				165,930,500

HEALTH CARE - 3.3%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	3.450%	3/15/22	600,000	607,046
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	226,462
AbbVie Inc., Senior Notes	2.300%	11/21/22	880,000	900,254
AbbVie Inc., Senior Notes	3.750%	11/14/23	110,000	117,433
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,050,000	1,106,689
AbbVie Inc., Senior Notes	3.800%	3/15/25	570,000	621,813
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	554,593
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	194,094
AbbVie Inc., Senior Notes	3.200%	11/21/29	2,330,000	2,548,550
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	97,219
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	128,838
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	727,250
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	96,506

Total Biotechnology				7,926,747

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	744,714
Abbott Laboratories, Senior Notes	3.750%	11/30/26	430,000	486,681
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	848,000	905,781
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	23,000	24,977

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	15

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - (continued)
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	$227,000	$289,283
Medtronic Inc., Senior Notes	3.500%	3/15/25	126,000	137,663

Total Health Care Equipment & Supplies				2,589,099

Health Care Providers & Services - 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,110,551
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	336,605
Anthem Inc., Senior Notes	3.650%	12/1/27	240,000	268,821
Cigna Corp., Senior Notes	3.750%	7/15/23	114,000	120,777
Cigna Corp., Senior Notes	3.500%	6/15/24	820,000	878,596
Cigna Corp., Senior Notes	4.125%	11/15/25	740,000	827,188
Cigna Corp., Senior Notes	4.375%	10/15/28	2,110,000	2,464,110
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	956,709
CVS Health Corp., Senior Notes	3.625%	4/1/27	800,000	888,492
CVS Health Corp., Senior Notes	4.300%	3/25/28	911,000	1,049,883
CVS Health Corp., Senior Notes	2.125%	9/15/31	330,000	329,406
CVS Health Corp., Senior Notes	5.050%	3/25/48	270,000	357,975
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	113,065
Humana Inc., Senior Notes	2.900%	12/15/22	1,800,000	1,854,248
Humana Inc., Senior Notes	4.500%	4/1/25	80,000	89,285
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,371,882
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	230,000	231,757
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	70,000	71,685
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	150,000	158,517
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	400,000	444,388
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	170,000	172,252
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	1,150,000	1,328,257
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	60,000	75,844
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	26,064

Total Health Care Providers & Services				15,526,357

Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	520,000	528,890
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	410,000	423,128
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	881,000	939,113
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	354,000	392,478
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	740,000	813,086
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	680,000	690,481
Johnson & Johnson, Senior Notes	0.550%	9/1/25	290,000	287,590
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,483,268
Johnson & Johnson, Senior Notes	0.950%	9/1/27	600,000	594,560

See Notes to Schedule of Investments.

16	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	$530,000	$527,966
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	290,000	285,156
Pfizer Inc., Senior Notes	0.800%	5/28/25	700,000	701,238
Pfizer Inc., Senior Notes	2.625%	4/1/30	450,000	484,256
Pfizer Inc., Senior Notes	1.700%	5/28/30	430,000	430,989
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	232,013

Total Pharmaceuticals				8,814,212

TOTAL HEALTH CARE				34,856,415

INDUSTRIALS - 2.0%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	1.433%	2/4/24	870,000	871,997
Boeing Co., Senior Notes	4.875%	5/1/25	2,120,000	2,370,841
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	74,293
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	93,845
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	347,588
Boeing Co., Senior Notes	5.150%	5/1/30	1,500,000	1,776,295
Boeing Co., Senior Notes	5.705%	5/1/40	620,000	804,005
Boeing Co., Senior Notes	5.805%	5/1/50	380,000	516,953
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	13,927
General Dynamics Corp., Senior Notes	3.750%	5/15/28	340,000	387,604
General Dynamics Corp., Senior Notes	4.250%	4/1/40	20,000	24,922
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	106,000	106,124
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	497,824
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,435,949
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	180,000	256,356
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	210,000	223,922
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	280,000	310,718
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	90,000	103,626
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	440,000	450,120

Total Aerospace & Defense				10,666,909

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	240,000	251,900
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	62,616

Total Building Products				314,516

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	17

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	$460,000	$466,126
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,167,634
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	805,434

Total Commercial Services & Supplies				2,439,194

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,640,000	2,715,163

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	100,000	105,410
3M Co., Senior Notes	3.050%	4/15/30	90,000	99,046
3M Co., Senior Notes	3.700%	4/15/50	80,000	95,457
General Electric Co., Senior Notes	3.450%	5/1/27	100,000	110,379
General Electric Co., Senior Notes	3.625%	5/1/30	210,000	236,310
General Electric Co., Senior Notes	6.875%	1/10/39	207,000	313,714
Honeywell International Inc., Senior Notes	1.350%	6/1/25	330,000	336,849

Total Industrial Conglomerates				1,297,165

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	20,000	22,151
Deere & Co., Senior Notes	3.750%	4/15/50	240,000	294,674
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	220,000	228,011

Total Machinery				544,836

Road & Rail - 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	662,928
Union Pacific Corp., Senior Notes	2.891%	4/6/36	340,000	357,687	(a)

Total Road & Rail				1,020,615

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	310,000	332,084
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	856,763	(a)

Total Trading Companies & Distributors				1,188,847

Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	710,000	752,703	(a)

TOTAL INDUSTRIALS				20,939,948

INFORMATION TECHNOLOGY - 2.2%
IT Services - 0.5%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	1,200,000	1,277,515
Mastercard Inc., Senior Notes	3.375%	4/1/24	230,000	247,107
Mastercard Inc., Senior Notes	3.850%	3/26/50	40,000	48,935
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	420,000	427,384

See Notes to Schedule of Investments.

18	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IT Services - (continued)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	$420,000	$432,523
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,528,742
Visa Inc., Senior Notes	1.900%	4/15/27	400,000	415,949
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	411,059

Total IT Services				4,789,214

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc., Senior Notes	4.700%	4/15/25	1,120,000	1,253,513
Broadcom Inc., Senior Notes	3.150%	11/15/25	890,000	953,434
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	154,281
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	192,646
Intel Corp., Senior Notes	1.600%	8/12/28	240,000	241,552
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	134,132
Micron Technology Inc., Senior Notes	2.497%	4/24/23	450,000	464,530
NVIDIA Corp., Senior Notes	3.500%	4/1/40	650,000	740,854
NVIDIA Corp., Senior Notes	3.500%	4/1/50	60,000	69,022
NVIDIA Corp., Senior Notes	3.700%	4/1/60	400,000	478,427
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	300,000	315,752	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	290,000	290,261

Total Semiconductors & Semiconductor Equipment				5,288,404

Software - 0.7%
Adobe Inc., Senior Notes	2.300%	2/1/30	380,000	396,796
Microsoft Corp., Senior Notes	2.400%	2/6/22	740,000	745,773
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,310,000	3,538,694
Microsoft Corp., Senior Notes	3.300%	2/6/27	670,000	747,433
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	11,714
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	10,767
Oracle Corp., Senior Notes	2.500%	10/15/22	1,020,000	1,044,722
Oracle Corp., Senior Notes	1.650%	3/25/26	420,000	426,859
Oracle Corp., Senior Notes	2.875%	3/25/31	300,000	316,234
salesforce.com Inc., Senior Notes	3.250%	4/11/23	370,000	386,780
salesforce.com Inc., Senior Notes	3.700%	4/11/28	250,000	284,562

Total Software				7,910,334

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,844,115
Apple Inc., Senior Notes	1.125%	5/11/25	1,140,000	1,153,811
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,247,773

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	19

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Apple Inc., Senior Notes	3.350%	2/9/27	$80,000	$88,935
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	928,586

Total Technology Hardware, Storage & Peripherals				5,263,220

TOTAL INFORMATION TECHNOLOGY				23,251,172

MATERIALS - 1.7%
Chemicals - 0.4%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,080,000	1,202,396	(a)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	1,200,000	1,223,277	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	596,917	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	740,000	746,675	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	710,000	722,620	(a)

Total Chemicals				4,491,885

Metals & Mining - 1.1%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	1,068,408	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	797,030	(a)
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	40,000	40,516
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,310,000	1,430,035	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	370,000	385,753	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,790,000	1,894,769	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,230,000	1,323,134	(a)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,040,000	1,076,556
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000	1,466,570
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	832,968
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,358,000	1,906,421

Total Metals & Mining				12,222,160

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,690,000	2,019,626

TOTAL MATERIALS				18,733,671

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	549,887	(a)

See Notes to Schedule of Investments.

20	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 1.3%
Electric Utilities - 1.3%
Abu Dhabi National Energy Co. PJSC, Senior Notes	2.000%	4/29/28	$1,500,000	$1,518,069	(a)
Abu Dhabi National Energy Co. PJSC, Senior Notes	3.400%	4/29/51	980,000	1,040,638	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	779,935	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	1,640,000	1,670,702
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	1,780,000	1,800,203
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	1,080,000	1,125,846
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	188,321
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	2,000,000	2,246,705
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	810,000	920,563
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	700,000	699,825
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	770,000	745,320
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	730,000	801,755	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	580,000	682,245	(a)

TOTAL UTILITIES				14,220,127

TOTAL CORPORATE BONDS & NOTES (Cost - $391,546,570)				412,525,692

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 37.1%
U.S. Government Obligations - 37.1%
U.S. Treasury Bonds	1.125%	8/15/40	14,910,000	13,240,779
U.S. Treasury Bonds	1.375%	11/15/40	6,110,000	5,657,478
U.S. Treasury Bonds	1.875%	2/15/41	3,280,000	3,306,394
U.S. Treasury Bonds	2.250%	5/15/41	190,000	203,359
U.S. Treasury Bonds	3.750%	11/15/43	12,640,000	17,014,131
U.S. Treasury Bonds	3.625%	2/15/44	1,360,000	1,802,425
U.S. Treasury Bonds	2.500%	2/15/45	1,560,000	1,738,364
U.S. Treasury Bonds	3.000%	2/15/48	18,190,000	22,341,726
U.S. Treasury Bonds	3.125%	5/15/48	5,480,000	6,887,461
U.S. Treasury Bonds	3.000%	8/15/48	1,900,000	2,338,039
U.S. Treasury Bonds	3.000%	2/15/49	3,570,000	4,406,998
U.S. Treasury Bonds	2.875%	5/15/49	880,000	1,062,978
U.S. Treasury Bonds	2.250%	8/15/49	19,030,000	20,380,684
U.S. Treasury Bonds	2.000%	2/15/50	8,990,000	9,137,492

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	21

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	1.250%	5/15/50	$24,960,000	$21,167,250
U.S. Treasury Bonds	1.375%	8/15/50	28,350,000	24,806,250
U.S. Treasury Bonds	1.625%	11/15/50	7,870,000	7,324,941
U.S. Treasury Bonds	1.875%	2/15/51	16,060,000	15,857,995
U.S. Treasury Bonds	2.375%	5/15/51	6,870,000	7,588,666
U.S. Treasury Notes	0.125%	6/30/22	300,000	300,130
U.S. Treasury Notes	2.875%	9/30/23	200,000	211,000
U.S. Treasury Notes	0.250%	11/15/23	120,000	120,021
U.S. Treasury Notes	2.250%	4/30/24	280,000	294,230
U.S. Treasury Notes	0.375%	4/30/25	450,000	447,117
U.S. Treasury Notes	0.250%	5/31/25	37,850,000	37,396,096
U.S. Treasury Notes	0.250%	6/30/25	660,000	651,673
U.S. Treasury Notes	2.875%	7/31/25	5,040,000	5,484,445
U.S. Treasury Notes	0.250%	9/30/25	20,000	19,691
U.S. Treasury Notes	3.000%	9/30/25	1,970,000	2,158,458
U.S. Treasury Notes	0.250%	10/31/25	470,000	462,252
U.S. Treasury Notes	2.250%	11/15/25	7,100,000	7,573,148
U.S. Treasury Notes	0.375%	11/30/25	3,630,000	3,586,185
U.S. Treasury Notes	0.375%	12/31/25	340,000	335,591
U.S. Treasury Notes	0.375%	1/31/26	570,000	562,029
U.S. Treasury Notes	0.750%	4/30/26	10,380,000	10,389,731
U.S. Treasury Notes	2.125%	5/31/26	1,190,000	1,266,839
U.S. Treasury Notes	1.875%	7/31/26	2,970,000	3,129,522
U.S. Treasury Notes	1.625%	9/30/26	220,000	229,152
U.S. Treasury Notes	1.625%	10/31/26	570,000	593,757
U.S. Treasury Notes	0.625%	11/30/27	1,290,000	1,262,436
U.S. Treasury Notes	0.625%	12/31/27	4,450,000	4,350,570
U.S. Treasury Notes	0.750%	1/31/28	17,180,000	16,909,549
U.S. Treasury Notes	1.250%	3/31/28	7,190,000	7,292,935
U.S. Treasury Notes	1.250%	4/30/28	49,990,000	50,675,410
U.S. Treasury Notes	1.250%	5/31/28	4,700,000	4,762,055
U.S. Treasury Notes	1.250%	6/30/28	15,670,000	15,865,875
U.S. Treasury Notes	1.000%	7/31/28	7,620,000	7,583,091
U.S. Treasury Notes	1.125%	8/31/28	9,820,000	9,847,619
U.S. Treasury Notes	1.625%	5/15/31	13,350,000	13,767,188
U.S. Treasury Notes	1.250%	8/15/31	90,000	89,550
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	3,030,408

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $392,670,669)				396,911,163

See Notes to Schedule of Investments.

22	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 7.0%
280 Park Avenue Mortgage Trust, 2017- 280P A (1 mo. USD LIBOR + 0.880%)	0.976%	9/15/34	$730,000	$730,751	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	2.842%	4/25/35	183,122	187,092	(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,302,076	(a)(b)
BENCHMARK Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	785,000	928,154	(b)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	2,760,000	3,132,448
BRAVO Residential Funding Trust, 2021- NQM2 A1	0.970%	3/25/60	530,000	531,677	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	692,583
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	587,901	(a)(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000	84,171
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000	73,839	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.241%	10/10/46	40,000	40,114	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.287%	3/10/47	2,774,325	63,203	(b)
CSMC Trust, 2014-USA B	4.185%	9/15/37	2,820,000	2,875,473	(a)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	805,394	867,372	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	2,177,955	2,230,051	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step bond	2.573%	7/25/49	954,372	968,019	(a)
CSMC Trust, 2019-AFC1 A3, Step bond	2.877%	7/25/49	2,014,173	2,035,191	(a)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.076%	5/15/36	190,000	190,787	(a)(b)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	1,410,101	1,427,512	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	482,188	481,295	(a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	439,331	439,768	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	784,295	781,706	(a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	798,369	815,277	(a)(b)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.846%	7/25/47	1,219,168	1,238,041	(a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,060,000	1,141,030	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.704%	3/25/29	2,488,696	99,380	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.092%	5/25/29	1,991,903	130,346	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	23

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	$590,000	$647,655
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	1,379,372	78,717
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.155%	9/15/42	348,545	47,153	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	95,218	12,250
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	167,035	22,316
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	372,270	54,776
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	190,683	29,091
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M1 (30 Day Average SOFR + 0.900%)	0.950%	12/25/50	588,777	589,207	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.005%	8/15/44	125,669	28,717	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.350%	8/25/33	1,840,000	1,884,146	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	5.084%	11/25/24	316,297	323,102	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	6.084%	9/25/28	1,068,433	1,119,466	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.334%	1/25/29	1,320,154	1,373,708	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.334%	7/25/29	1,310,261	1,311,181	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	260,000	305,834

See Notes to Schedule of Investments.

24	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	$467,733	$504,910
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	193,667	204,777
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	80,919	442
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	21,104	576
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.066%	6/25/43	29,422	6,355	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	726,905	42,328
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.866%	12/25/43	33,683	6,536	(b)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.116%	11/25/47	45,484	8,283	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	182,021	28,120
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	91,437	12,250
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	23,739	3,229
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	25,850	25,957	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.453%	8/20/58	433,155	433,635	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.553%	11/20/60	1,248,186	1,252,594	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.603%	2/20/61	204,231	204,924	(b)
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	0.603%	3/20/61	155,344	155,990	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.770%	4/16/53	2,553,359	29,685	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	25

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	0.453%	12/20/62	$687,173	$687,853	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.537%	4/16/47	5,047,119	90,390	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.204%	6/16/54	274,577	10,757	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.389%	8/16/54	1,226,878	22,134	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.283%	5/16/55	1,502,331	25,297	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.550%	8/16/54	2,087,331	46,009	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	214,932	220,441
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	16,771	16,854
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.338%	4/20/70	160,222	165,397	(b)
GS Mortgage Securities Corp. II, 2018- SRP5 A (1 mo. USD LIBOR + 1.550%)	1.646%	9/15/31	3,030,000	2,756,876	(a)(b)
GS Mortgage Securities Corp. II, 2018- SRP5 B (1 mo. USD LIBOR + 2.750%)	2.846%	9/15/31	2,360,000	1,916,501	(a)(b)
GS Mortgage Securities Corp. Trust, 2013- GC16 B	5.161%	11/10/46	240,000	254,625	(b)
GS Mortgage Securities Corp. Trust, 2016- GS3 C	4.129%	10/10/49	570,000	602,952	(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	0.246%	9/26/37	331,617	329,051	(a)(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.584%	5/25/37	788,500	788,649	(a)(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.431%	3/25/50	504,069	514,258	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.049%	1/15/47	90,000	96,654	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.705%	9/15/47	300,000	298,285	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.408%	7/15/48	654,000	712,522	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 B	4.009%	3/15/50	1,030,000	1,102,990	(b)

See Notes to Schedule of Investments.

26	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	1.623%	5/15/28	$657,048	$606,727	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond	1.750%	4/25/61	506,702	508,511	(a)
Madison Avenue Mortgage Trust, 2017- 330M A	3.294%	8/15/34	630,000	647,689	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.301%	2/25/34	119,533	123,103	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,365,812
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.496%	5/15/36	1,930,000	1,891,485	(a)(b)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.846%	2/16/22	1,590,000	1,590,842	(a)(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,493,611	(a)(b)
MSG III Securitization Trust, 2021-1 A (1 mo. USD LIBOR + 0.750%)	0.841%	6/25/54	2,110,000	2,109,486	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	1,300,000	1,331,499	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/36	2,550,000	2,563,535	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	466,817	492,820	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	570,714	613,732	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	633,432	682,650	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	915,399	980,294	(a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	500,230	502,617	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	710,000	711,105	(a)(b)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	2,795,535	2,815,675	(a)(b)
SACO I Trust, 2007-VA1 A	4.372%	6/25/21	23,664	21,477	(a)(b)
UBS Commercial Mortgage Trust, 2018- C11 B	4.713%	6/15/51	1,040,000	1,175,330	(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.611%	12/10/45	570,000	498,081	(a)(b)
VASA Trust, 2021-VASA A (1 mo. USD LIBOR + 0.900%)	0.996%	7/15/39	880,000	881,563	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	27

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	$372,447	$389,826
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	2.695%	8/25/34	1,120,157	1,156,621	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	0.824%	11/25/34	349,178	338,078	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	0.804%	7/25/45	1,782,566	1,769,322	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	191,378	195,266	(a)(b)
WF-RBS Commercial Mortgage Trust, 2013-C14 B	3.841%	6/15/46	1,060,000	1,093,810	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.709%	10/15/57	4,901,140	71,888	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $75,416,118)				75,104,117

ASSET-BACKED SECURITIES - 6.9%
ABPCI Direct Lending Fund CLO X LP, 2020- 10A A1A (3 mo. USD LIBOR + 1.950%)	2.084%	1/20/32	1,320,000	1,324,312	(a)(b)
AccessLex Institute, 2005-A A3 (3 mo. USD LIBOR + 0.400%)	0.525%	7/25/34	565,600	560,330	(b)
AGL Core CLO 8 Ltd., 2020-8A A1 (3 mo. USD LIBOR + 1.500%)	1.634%	10/20/31	680,000	681,197	(a)(b)
AMMC CLO 23 Ltd., 2020-23A A1L (3 mo. USD LIBOR + 1.400%)	1.534%	10/17/31	350,000	350,204	(a)(b)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	1.206%	4/15/31	750,000	750,359	(a)(b)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	992,500	1,013,463	(a)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	1.046%	4/15/30	860,000	862,363	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,770,000	2,862,577	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	2,650,000	2,668,041	(a)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	2.528%	3/25/44	292,182	290,336	(b)
Benefit Street Partners CLO IV Ltd., 2014- IVA ARRR (3 mo. USD LIBOR + 1.180%)	1.314%	1/20/32	750,000	750,908	(a)(b)(j)

See Notes to Schedule of Investments.

28	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	$527,240	$533,140	(a)
BlueMountain CLO XXX Ltd., 2020-30A A (3 mo. USD LIBOR + 1.390%)	1.516%	1/15/33	1,140,000	1,141,517	(a)(b)
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	0.000%	7/15/34	1,360,000	1,360,150	(a)(b)
Canyon CLO Ltd., 2020-2A A (3 mo. USD LIBOR + 1.450%)	1.576%	10/15/31	1,000,000	1,001,125	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.179%	7/27/31	545,508	545,935	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.834%	4/20/29	1,250,000	1,253,391	(a)(b)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	1.230%	7/17/34	1,020,000	1,020,056	(a)(b)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	1.976%	10/15/31	420,000	420,522	(a)(b)
Countrywide Asset-Backed Certificates Trust, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	1.014%	12/25/35	292,490	292,816	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.246%	11/15/36	476,912	418,773	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.236%	1/15/37	557,360	532,593	(b)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.166%	4/15/34	800,000	799,613	(a)(b)
Dryden Senior Loan Fund, 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	1.220%	5/20/34	2,020,000	2,020,044	(a)(b)
Dryden XXV Senior Loan Fund, 2012-25A ARR (3 mo. USD LIBOR + 0.900%)	1.026%	10/15/27	357,959	358,049	(a)(b)
First Franklin Mortgage Loan Trust, 2003- FF1 A1 (1 mo. USD LIBOR + 1.125%)	1.221%	3/25/33	448,383	445,494	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	2,220,000	2,557,539
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	2.035%	12/20/29	2,040,000	2,034,790	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.394%	1/20/30	500,000	500,249	(a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	21,207	21,305	(a)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.205%	7/25/27	66,038	66,071	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	29

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.484%	1/20/33	$250,000	$250,877	(a)(b)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.579%	11/30/32	560,000	561,715	(a)(b)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	530,000	541,208	(a)
Hertz Vehicle Financing III LP, 2021-2A C	2.520%	12/27/27	1,090,000	1,112,604	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	540,000	538,650	(a)
KeyCorp Student Loan Trust, 2006-A 2B (3 mo. USD LIBOR + 0.480%)	0.626%	12/27/41	761,857	757,660	(b)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	1.384%	1/20/29	767,706	768,091	(a)(b)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	1.934%	1/20/29	460,000	461,055	(a)(b)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	1.446%	1/15/32	490,000	491,360	(a)(b)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.366%	7/15/27	143,430	143,574	(a)(b)
Legacy Mortgage Asset Trust, 2019-GS5 A1, Step bond	3.200%	5/25/59	2,948,431	2,963,400	(a)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.726%	7/15/29	750,000	743,847	(a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	1,671,181	1,827,541	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.734%	10/20/30	550,000	551,320	(a)(b)
NADG NNN Operating LP, 2019-1 A	3.368%	12/28/49	1,547,000	1,594,438	(a)
Navient Student Loan Trust, 2016-3A A3 (1 mo. USD LIBOR + 1.350%)	1.434%	6/25/65	1,816,937	1,861,196	(a)(b)
Navient Student Loan Trust, 2020-1A A1B (1 mo. USD LIBOR + 1.050%)	1.134%	6/25/69	273,366	277,781	(a)(b)
Nelnet Student Loan Trust, 2012-2A A (1 mo. USD LIBOR + 0.800%)	0.884%	12/26/33	756,103	760,809	(a)(b)
Oasis Securitization Funding LLC, 2021-1A A	2.579%	2/15/33	732,784	734,646	(a)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	1.996%	10/15/29	1,850,000	1,852,785	(a)(b)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.456%	10/15/32	750,000	751,056	(a)(b)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.125%	2/14/31	720,000	720,000	(a)(b)

See Notes to Schedule of Investments.

30	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.384%	10/19/32	$460,000	$460,814	(a)(b)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.465%	11/15/32	550,000	550,537	(a)(b)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	1.934%	4/20/32	1,040,000	1,040,772	(a)(b)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.179%	4/30/27	380,372	380,420	(a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	1.256%	7/20/34	1,650,000	1,650,109	(a)(b)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	1.214%	4/20/34	510,000	510,127	(a)(b)
SBA Small Business Investment Cos., 2021-10A 1	1.667%	3/10/31	3,180,000	3,288,407
Seven Sticks CLO Ltd., 2016-1A A1R (3 mo. USD LIBOR + 1.050%)	1.176%	7/15/28	355,461	355,462	(a)(b)
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.784%	10/20/31	1,410,000	1,434,672	(a)(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	0.869%	3/15/33	446,834	425,182	(a)(b)
SLM Student Loan Trust, 2003-4 A5E (3 mo. USD LIBOR + 0.750%)	0.869%	3/15/33	909,255	865,196	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	2,140,000	2,157,382	(a)
TCI-Flatiron CLO Ltd., 2016-1A AR2 (3 mo. USD LIBOR + 1.150%)	1.284%	1/17/32	1,080,000	1,079,730	(a)(b)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.779%	10/13/29	1,000,000	999,016	(a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.459%	6/25/57	1,010,000	1,082,092	(a)(b)
Toyota Auto Loan Extended Note Trust, 2021-1A A	1.070%	2/27/34	540,000	542,930	(a)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.834%	10/20/28	530,000	527,774	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.425%	10/25/32	1,070,000	1,068,381	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.016%	4/15/29	957,567	958,450	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.276%	10/15/31	1,090,000	1,091,170	(a)(b)
Wendy’s Funding LLC, 2021-1A A2I	2.370%	6/15/51	2,120,000	2,157,525	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	31

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.875%	10/24/31	$1,040,000	$1,041,839	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.616%	7/15/32	602,500	604,750	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $72,891,504)				73,975,612

SOVEREIGN BONDS - 5.0%
Canada - 0.1%
Province of Quebec Canada, Senior Notes	2.625%	2/13/23	1,400,000	1,449,710

Chile - 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,380,000	1,403,915

Colombia - 0.5%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,210,000	1,283,762
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	620,000	606,955
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	1,029,922
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	2,200,000	2,370,720

Total Colombia				5,291,359

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	706,883	(a)

Indonesia - 0.4%
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	479,000	538,578	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	200,000	224,301	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000	252,578	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,730,000	3,447,692	(k)

Total Indonesia				4,463,149

Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,616,471	(a)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	2,170,000	2,429,150	(a)

See Notes to Schedule of Investments.

32	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico - 0.5%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	$586,000	$631,005
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,525,000	1,519,495
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,640,000	2,982,632

Total Mexico				5,133,132

Panama - 0.4%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	930,000	1,279,266
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,240,000	1,430,321
Panama Government International Bond, Senior Notes	4.300%	4/29/53	1,630,000	1,831,664

Total Panama				4,541,251

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	930,000	1,287,404
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	580,000	589,454
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	770,000	1,072,417

Total Peru				2,949,275

Poland - 0.2%
Republic of Poland Government
International Bond, Senior Notes	4.000%	1/22/24	1,870,000	2,028,335

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,390,000	1,469,633	(k)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	200,000	218,046	(k)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	1,030,000	1,188,548	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	2,110,000	2,762,459	(a)

Total Qatar				5,638,686

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	33

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Russia - 0.6%
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	800,000	868,045	(a)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	$2,200,000	$2,924,330	(k)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	1,400,000	1,943,925	(k)
Russian Foreign Bond - Eurobond, Senior Notes, Step bond	7.500%	3/31/30	128,025	147,037	(k)
Russian Foreign Bond - Eurobond, Senior Notes, Step bond	7.500%	3/31/30	40,500	46,514	(a)

Total Russia				5,929,851

Saudi Arabia - 0.0%††
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	290,000	300,174	(a)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,100,000	2,151,471	(a)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	3,280,000	3,426,095	(a)

Total United Arab Emirates				5,577,566

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	2,200,000	2,586,188
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,656,931

Total Uruguay				4,243,119

TOTAL SOVEREIGN BONDS (Cost - $47,932,942)				53,702,026

MORTGAGE-BACKED SECURITIES - 1.0%
FHLMC - 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/32	5,175	5,370
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32	103,969	110,234

Total FHLMC				115,604

FNMA - 0.6%
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-3/1/57	1,364,390	1,478,931
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-3/1/40	2,176,391	2,296,563
Federal National Mortgage Association (FNMA)	1.500%	12/1/35	94,150	95,811

See Notes to Schedule of Investments.

34	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.500%	3/1/38- 5/1/41	$1,193,700	$1,255,242
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	173,980	206,881
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	212,521	235,724
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	57,653	65,195
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.428%)	1.770%	5/1/43	449,857	469,993	(b)

Total FNMA				6,104,340

GNMA - 0.4%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	337,364	357,540
Government National Mortgage Association (GNMA)	4.000%	3/15/50	48,748	52,345
Government National Mortgage Association (GNMA)	3.500%	5/15/50	320,613	341,851
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-4/20/50	957,890	1,037,135
Government National Mortgage Association (GNMA) II	4.500%	10/20/48-3/20/50	1,086,353	1,157,768
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-2/20/50	232,219	243,340
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	469,023	491,037
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	485,496	506,837

Total GNMA				4,187,853

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $10,292,863)				10,407,797

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,119,149	1,576,288
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	692,274	874,988

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $1,759,401)				2,451,276

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	35

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2021

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 10-Year Notes Futures, Call @ $133.00	9/24/21	46	$46,000	$39,531
U.S. Treasury 10-Year Notes Futures, Put @ $133.00	9/24/21	52	52,000	21,125
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00	9/24/21	35	35,000	68,906
U.S. Treasury Long-Term Bonds Futures, Call @ $163.00	9/24/21	58	58,000	81,563
U.S. Treasury Long-Term Bonds Futures, Put @ $163.00	9/24/21	46	46,000	66,125

TOTAL PURCHASED OPTIONS (Cost - $254,581)				277,250

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $992,764,648)				1,025,354,933

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.1%
U.S. GOVERNMENT AGENCIES - 0.0%††
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $119,994)	0.027%	10/15/21	120,000	119,996	(l)

			SHARES
MONEY MARKET FUNDS - 2.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $22,332,178)	0.010%		22,332,178	22,332,178	(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $22,452,172)				22,452,174

TOTAL INVESTMENTS - 97.9% (Cost - $1,015,216,820)				1,047,807,107
Other Assets in Excess of Liabilities - 2.1%				22,555,990

TOTAL NET ASSETS - 100.0%				$1,070,363,097

See Notes to Schedule of Investments.

36	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on this security is currently in default as of August 31, 2021.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of August 31, 2021.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2021, the total market value of investments in Affiliated Companies was $23,083,086 and the cost was $23,082,178 (Note 2).

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(l)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CTFS	— Certificates
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PJSC	— Private Joint Stock Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	37

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Call	9/24/21	$134.00	70	$70,000	$(24,062)
U.S. Treasury 10-Year Notes Futures, Call	9/24/21	135.50	35	35,000	(2,188)
U.S. Treasury 10-Year Notes Futures, Call	9/24/21	136.00	69	69,000	(2,156)
U.S. Treasury 10-Year Notes Futures, Put	9/24/21	131.00	156	156,000	(9,750)
U.S. Treasury 10-Year Notes Futures, Put	9/24/21	131.50	65	65,000	(6,094)
U.S. Treasury Long-Term Bonds Futures, Call	9/24/21	165.50	57	57,000	(28,500)
U.S. Treasury Long-Term Bonds Futures, Call	9/24/21	170.00	35	35,000	(2,734)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $189,485)					$(75,484)

At August 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	214	6/23	$53,094,495	$53,157,600	$63,105
90-Day Eurodollar	49	9/23	12,137,715	12,145,875	8,160
90-Day Eurodollar	921	12/23	227,807,147	228,028,088	220,941
U.S. Treasury 2-Year Notes	978	12/21	215,349,989	215,480,907	130,918
U.S. Treasury 5-Year Notes	692	12/21	85,493,932	85,613,375	119,443
U.S. Treasury 10-Year Notes	2,050	12/21	272,951,473	273,578,917	627,444

					1,170,011

Contracts to Sell:
90-Day Eurodollar	85	9/21	21,222,197	21,224,500	(2,303)
90-Day Eurodollar	971	12/21	242,094,650	242,325,188	(230,538)
U.S. Treasury Long-Term Bonds	987	12/21	160,401,658	160,850,156	(448,498)
U.S. Treasury Ultra 10-Year Notes	55	12/21	8,157,952	8,140,860	17,092
U.S. Treasury Ultra Long- Term Bonds	448	12/21	87,919,225	88,382,000	(462,775)

					(1,127,022)

Net unrealized appreciation on open futures contracts					$42,989

See Notes to Schedule of Investments.

38	Western Asset Intermediate Bond Fund 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

At August 31, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$42,144,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(80)	$14,638
94,348,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(6,182)
13,710,000	11/15/27	0.780% semi-annually	3-Month LIBOR quarterly	34,450	173,220
30,350,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	40,281	(409,783)
55,784,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	79,285	(1,190,037)
12,480,000	7/20/45	0.560% annually	Daily SOFR annually	85,368	2,086,862
4,350,000	8/19/45	0.740% annually	Daily SOFR annually	—	578,166
9,453,000	2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	113,362	1,273,637
2,619,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	15,421	11,086
7,501,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	45,678	39,066
6,296,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	39,862	(481,421)
2,342,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	12,900	229,155
1,267,000	2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	1,455	122,625
2,366,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(78,823)	20,281
2,715,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	(208,171)
3,992,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	67,722	674,470

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2021 Quarterly Report	39

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$5,680,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	$28,831	$632,387
	4,043,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(18,019)	28,341

Total	$301,440,000				$467,693	$3,588,340

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.36 Index	$181,225,000	6/20/26	1.000% quarterly	$4,595,503	$3,669,790	$925,713

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

40	Western Asset Intermediate Bond Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

41

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

42

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$165,282,116	$648,384	$165,930,500
Other Corporate Bonds & Notes	—	246,595,192	—	246,595,192
U.S. Government & Agency Obligations	—	396,911,163	—	396,911,163
Collateralized Mortgage Obligations	—	75,104,117	—	75,104,117
Asset-Backed Securities	—	73,975,612	—	73,975,612
Sovereign Bonds	—	53,702,026	—	53,702,026
Mortgage-Backed Securities	—	10,407,797	—	10,407,797
U.S. Treasury Inflation Protected Securities	—	2,451,276	—	2,451,276
Purchased Options	$277,250	—	—	277,250

Total Long-Term Investments	277,250	1,024,429,299	648,384	1,025,354,933

Short-Term Investments†:
U.S. Government Agencies	—	119,996	—	119,996
Money Market Funds	22,332,178	—	—	22,332,178

Total Short-Term Investments	22,332,178	119,996	—	22,452,174

Total Investments	$22,609,428	$1,024,549,295	$648,384	$1,047,807,107

Other Financial Instruments:
Futures Contracts††	$1,187,103	—	—	$1,187,103
Centrally Cleared Interest Rate Swaps††	—	$5,883,934	—	5,883,934
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	925,713	—	925,713

Total Other Financial Instruments	$1,187,103	$6,809,647	—	$7,996,750

Total	$23,796,531	$1,031,358,942	$648,384	$1,055,803,857

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$75,484	—	—	$75,484
Futures Contracts††	1,144,114	—	—	1,144,114
Centrally Cleared Interest Rate Swaps††	—	$2,295,594	—	2,295,594

Total	$1,219,598	$2,295,594	—	$3,515,192

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended August 31, 2021. The following transactions were effected in such companies for the period ended August 31, 2021.

	Affiliate Value at May 31, 2021	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2021
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	$751,429	—	—	—	—	—	$2,574	$(521)	$750,908
Western Asset Premier Institutional Government Reserves, Premium Shares	5,286,986	$111,859,933	111,859,933	$94,814,741	94,814,741	—	748	—	22,332,178

	$6,038,415	$111,859,933		$94,814,741		—	$3,322	$(521)	$23,083,086

44